Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net
	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB	USD
Accounts receivable	310,449	361,010	50,394
Less: allowance for credit loss	(22,589)	(23,573)	(3,290)
Accounts receivable, net	287,860	337,437	47,104

Schedule of Movement of Allowance of Doubtful Accounts

Movement of allowance of doubtful accounts is as follows:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB	USD
Beginning balance	20,762	22,589	3,094
Exchange difference of beginning balance	-	-	59
Charge to (reversal of) expense	1,827	984	137
Ending balance	22,589	23,573	3,290